RETIREMENT PLANS AND OTHER BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 16, 2011
Change in plan assets:
Acquisitions	$ 28.2	$ 0
Amounts recognized in the statement of financial position consist of:
Non-current liabilities	344.6	155.0
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	13
U.S. Defined Benefit Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	173.6	148.5
Change in benefit obligation:
Benefit obligation at beginning of year	159.9	148.8
Service cost	2.1	2.0	1.8
Interest cost	8.2	8.4	8.4
Actuarial loss (gain)	24.7	10.4
Benefits paid	(9.8)	(9.7)
Benefit obligation at end of year	185.1	159.9	148.8
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3
Actual return on plan assets	7.1	11.5
Employer contribution	14.8	3.2
Benefits paid	(9.8)	(9.7)
Fair value of plan assets at end of year	111.4	99.3	94.3
Funded status	(73.7)	(60.6)
Amounts recognized in the statement of financial position consist of:
Current liabilities	0.1	0.1
Non-current liabilities	73.6	60.5
Total liabilities	73.7	60.6
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	91.7	69.1
Prior service cost	1.0	1.2
Total amounts recognized in accumulated other comprehensive income	92.7	70.3
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.75%	3.75%	3.75%
Components of net periodic cost:
Service cost	2.1	2.0	1.8
Interest cost	8.2	8.4	8.4
Expected return on plan assets	(8.3)	(7.3)	(6.4)
Amortization of prior service cost	0.2	1.9	2.1
Amortization of actuarial loss	3.3	1.7	1.7
Net periodic cost	5.5	6.7	7.6
Number of qualified pension plans maintained by entity	1
Basis of SERP benefit - compensation period (in years)	5 years
Projected benefit obligation	185.1	159.9
Fair value of plan assets	111.4	99.3
U.S. Other Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	10.3	10.1
Service cost	0	0	0.1
Interest cost	0.4	0.6	0.6
Actuarial loss (gain)	(1.4)	1.3
Benefits paid	(1.3)	(1.7)
Benefit obligation at end of year	8.0	10.3	10.1
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	1.3	1.7
Benefits paid	(1.3)	(1.7)
Fair value of plan assets at end of year	0	0	0
Funded status	(8.0)	(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	1.2	1.1
Non-current liabilities	6.8	9.2
Total liabilities	8.0	10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	2.5	3.9
Prior service cost	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	2.4	3.8
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%
Components of net periodic cost:
Service cost	0	0	0.1
Interest cost	0.4	0.6	0.6
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0.1	0.1
Amortization of actuarial loss	0	0.1	0.1
Net periodic cost	0.4	0.8	0.9
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	17
Accumulated benefit obligation at end of year	388.6	177.9
Change in benefit obligation:
Benefit obligation at beginning of year	179.9	201.4
Service cost	4.4	4.9	6.6
Interest cost	12.8	9.0	8.9
Acquisitions	228.2	0
Actuarial loss (gain)	15.0	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	0	(3.8)
Foreign Exchange effect	(28.0)	(9.5)
Benefit obligation at end of year	397.0	179.9	201.4
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Benefits paid	(15.3)	(10.5)
Foreign exchage effect	(4.7)	(3.0)
Fair value of plan assets at end of year	119.7	91.5	87.1
Funded status	(277.3)	(88.4)
Amounts recognized in the statement of financial position consist of:
Non-current assets	0	(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	277.3	88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	27.4	14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	27.8	15.3
Weighted-average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%
Components of net periodic cost:
Service cost	4.4	4.9	6.6
Interest cost	12.8	9.0	8.9
Expected return on plan assets	(6.0)	(5.0)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1.0
Net periodic cost	11.3	10.0	11.5
Projected benefit obligation		157.0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		155.0
Fair value of plan assets		68.2
Postemployment benefit obligation				$ 200.0